Cash and Banks - Schedule of Cash and Banks (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 330,732	$ 402,449	$ 584,816
In pesos [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	266,621	381,047
In US Dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	62,866	19,777
In Reales [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks		6
In Euros [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,245	$ 1,619